Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Total	Additional Paid-in Capital	Stock Subscription Receivable	Accumulated Deficit	Class A Common Stock	Class B Common Stock
Balance at Dec. 31, 2018	$ (977)	$ 24,213	$ (25,000)	$ (977)	$ 0	$ 787
Balance (in Shares) at Dec. 31, 2018						7,870,000
Collection of stock subscription receivable	25,000		$ 25,000
Net income (loss)	(1,319)			(1,319)
Balance at Dec. 31, 2019	22,704	24,213		(2,296)	0	$ 787
Balance (in Shares) at Dec. 31, 2019						7,870,000
Net income (loss)	(993)			(993)
Balance at Mar. 31, 2020	21,711	24,213		(3,289)		$ 787
Balance (in Shares) at Mar. 31, 2020						7,870,000
Balance at Dec. 31, 2019	22,704	24,213		(2,296)	0	$ 787
Balance (in Shares) at Dec. 31, 2019						7,870,000
Balance at Dec. 31, 2019	22,704	24,213		(2,296)	0	$ 787
Balance (in Shares) at Dec. 31, 2019						7,870,000
Sale of 23,610,000 Units, net of underwriting discount and offering costs	208,564,102	208,561,741			$ 2,361
Sale of 23,610,000 Units, net of underwriting discount and offering costs (in Shares)					23,610,000
Change in value of common stock subject to possible redemption	(198,482,200)	(198,480,215)			$ (1,985)
Change in value of common stock subject to possible redemption (in Shares)					19,848,220
Net income (loss)	(5,104,603)			(5,104,603)
Balance at Dec. 31, 2020	5,000,003	10,105,739		(5,106,899)	$ 376	$ 787
Balance (in Shares) at Dec. 31, 2020					3,761,780	7,870,000
Change in value of common stock subject to possible redemption	(4,903,480)	(4,903,431)			$ (49)
Change in value of common stock subject to possible redemption (in Shares)					490,348
Net income (loss)	4,903,480			4,903,480
Balance at Mar. 31, 2021	$ 5,000,003	$ 5,202,308		$ (203,419)	$ 327	$ 787
Balance (in Shares) at Mar. 31, 2021					3,271,432	7,870,000